Report of Directors Corporate Governance (Tables)	12 Months Ended
Dec. 31, 2019
Report Of Directors Corporate Governance [Abstract]
Disclosure of remuneration of executive Directors
The following table shows the single figure of total remuneration of each executive Director for 2019, together with comparative figures for 2018.

Single figure of remuneration
	Noel Quinn[1]		John Flint[2]		Ewen Stevenson		Marc Moses[3]
(£000)	2019	2018	2019	2018	2019	2018	2019	2018
Base salary	503	—	730	1,028	719	—	719	700
Fixed pay allowance	695	—	1,005	1,459	950	—	950	950
Cash in lieu of pension	50	—	134	308	107	—	107	210
Taxable benefits[4]	41	—	91	40	16	—	40	13
Non-taxable benefits[4]	23	—	31	28	28	—	33	38
Total fixed	1,312	—	1,991	2,863	1,820	—	1,849	1,911
Annual incentive[5]	665	—	891	1,665	1,082	—	926	1,324
AML DPA award[6]	—	—	—	—	—	—	—	695
LTI[7]	—	—	—	—	—	—	1,709	—
Replacement award[8]	—	—	—	—	1,974	—	—	—
Notional returns[9]	—	—	40	54	—	—	17	33
Total variable	665	—	931	1,719	3,056	—	2,652	2,052
Total fixed and variable	1,977	—	2,922	4,582	4,876	—	4,501	3,963

1
Noel Quinn succeeded John Flint as interim Group Chief Executive with effect from 5 August 2019 and the remuneration included in the single figure table above is in respect of services provided as an executive Director.

2
John Flint stepped down as an executive Director and Group Chief Executive on 5 August 2019. His remuneration details for 2019 are in respect of services provided as an executive Director. Details of John Flint's departure terms are provided on page 234.

3	Marc Moses stepped down as an executive Director and Group Chief Risk Officer on 31 December 2019. Details of Marc Moses' departure terms are provided on page 234.

4
Taxable benefits include the provision of medical insurance, car and tax return assistance (including any associated tax due, where applicable). Non-taxable benefits include the provision of life assurance and other insurance cover.

5
To meet regulatory deferral requirements for 2019, 60% of the annual incentive award for John Flint and Marc Moses will be deferred in awards linked to HSBC's shares and will vest in five equal instalments between the third and seventh anniversary of the grant date. On vesting, the shares will be subject to a one-year retention period. The deferred awards are subject to the executive Director maintaining good leaver status during the deferral period. Noel Quinn will have 60% of his annual incentive award deferred, and in line with regulatory requirements it will be split equally between cash and shares subject to the same vesting and retention conditions.

6
The 2012 annual incentive for Marc Moses had a 60% deferral. The vesting of this deferred award was subject to a service condition and satisfactory completion of the five-year deferred prosecution agreement ('AML DPA') with the US Department of Justice. The AML DPA condition was satisfied in March 2018 and the awards were released. The value of Marc Moses' award in the table above reflects his time as an executive Director between 1 January 2014 and the vesting date.

7
An LTI award was made in February 2017 (in respect of 2016) at a share price of £6.503 for which the performance period ended on
31 December 2019. The value has been computed based on a share price of £5.896, the average share price during the three-month period to 31 December 2019. This includes dividend equivalents of £237,030, equivalent to 40,202 shares at a share price of £5.896. See the following section for details of the assessment outcomes.

8
As set out in the 2018 Directors' remuneration report, in 2019 Ewen Stevenson was granted replacement awards to replace unvested awards, which were forfeited as a result of him joining HSBC. The awards, in general, match the performance, vesting and retention periods attached to the awards forfeited, and will be subject to any performance adjustments that would otherwise have been applied. The values included in the table relate to Ewen Stevenson's 2015 and 2016 LTI awards granted by The Royal Bank of Scotland Group plc ('RBS') for performance years 2014 and 2015, respectively, and replaced with HSBC shares when Ewen Stevenson joined HSBC. These awards are not subject to further performance conditions and commenced vesting in March 2019. The total value is an aggregate of £1,121,308 for the 2015 LTI and £852,652 for the 2016 LTI. The 2016 LTI award value has been determined by applying the performance assessment outcome of 27.5% as disclosed in RBS's Annual Report and Accounts 2018 (page 70) to the maximum number of shares subject to performance conditions.

9
‘Notional returns’ refers to the notional return on deferred cash for awards made in prior years. The deferred cash portion of the annual incentive granted in prior years includes a right to receive notional returns for the period between grant date and vesting date, which is determined by reference to the dividend yield on HSBC shares, calculated annually. A payment of notional return is made annually in the same proportion as the vesting of the deferred awards on each vesting date. The amount is disclosed on a paid basis in the year in which the payment is made. No deferred cash awards have been made to executive Directors for their services as an executive Director since the 2016 financial year.

Disclosure of performance achieved by executive Directors

Annual assessment
	Group Chief Executive			Group Chief Financial Officer			Group Chief Risk Officer
	Weighting (%)	Assessment (%)	Outcome (%)	Weighting (%)	Assessment (%)	Outcome (%)	Weighting (%)	Assessment (%)	Outcome (%)
Profit before tax[1]	10.0	92.5	9.3	10.0	92.5	9.3	10.0	92.5	9.3
Positive jaws	5.0	100.0	5.0	10.0	100.0	10.0	—	—	—
Revenue growth	10.0	79.4	7.9	—	—	—	—	—	—
RoTE	5.0	48.7	2.4	8.3	48.7	4.0	3.3	48.7	1.6
Capital metrics	5.0	62.5	3.1	16.7	62.5	10.4	6.7	62.5	4.2
Strategic priorities	30.0	39.3	11.8	20.0	68.8	13.8	15.0	41.7	6.3
Risk and compliance	25.0	77.5	19.4	25.0	90.0	22.5	45.0	63.9	28.7
Personal objectives	10.0	75.0	7.5	10.0	75.0	7.5	20.0	81.3	16.2
Total	100.0		66.4	100.0		77.5	100.0		66.3
Maximum annual incentive opportunity (£000)			£2,451			£1,396			£1,396
Annual incentive (£000)						£1,082			£926
– Noel Quinn[2]			£665
– John Flint[3]			£891
Financial performance

Annual assessment
	Minimum (25% payout)	Maximum (100% payout)	Performance	Assessment (%)
Measure
Profit before tax ($bn)[1]	$21.3	$24.3	$24.0	92.5
Positive jaws (%)	Positive	2.5	3.0	100.0
Deliver mid-single digit revenue growth (%)	3.0	7.0	5.9	79.4
Reported RoTE (%)	7.8	9.7	8.4	48.7
Capital metrics[4]	Various (see following notes and performance assessment)
Strategic priorities[5]

1
Profit before tax, as defined for Group annual bonus pool calculation. This definition excludes business disposal gains and losses, debt valuation and goodwill adjustments and variable pay expense. However, it takes into account fines, penalties and costs of customer redress, including provisions, which are excluded from the adjusted profit before tax. Other significant items are included or excluded in line with the principles underpinning the definition. The adjusted profit before tax as per adjusted results is found on page 2.

2
Noel Quinn performed the Group Chief Executive role from 5 August 2019 to 31 December 2019. The performance assessment for Noel Quinn against the risk and compliance measure was 77.5%, resulting in an outcome of 19.4% against this measure. This results in an overall scorecard outcome of 66.4% for him. His annual incentive award has been determined based on 40.8% of the performance outcome to reflect the time spent by him in the Group Chief Executive role during 2019.

3
John Flint performed the Group Chief Executive role from 1 January 2019 to 4 August 2019. The performance assessment for John Flint against the risk and compliance measure was 57.5%, resulting in an outcome of 14.4% against this measure. This results in an overall scorecard outcome of 61.4% for him. His annual incentive award has been determined based on 59.2% of this performance outcome to reflect the time spent by him in the Group Chief Executive role during 2019.

4	Maintaining and improving Group capital measures, primarily equity measures, in line with our intent to maintain a CET1 ratio of more than 14%.

5
Strategic priorities measures include: accelerate revenue growth from our Asian franchise, grow international revenue, turn around the US business, improve customer service, strengthen external relationships and employee engagement.

Non-financial performance

Group Chief Executive (Noel Quinn and John Flint)
Objectives	Performance
Strategic priorities • Accelerate revenue growth from our Asia franchise • Deliver revenue growth from our international network • Turn around the US business • Improve customer satisfaction
•
The full-year revenue growth of 7.1% in Asia, 11.6% in Asia wealth management, 6.6% in Hong Kong and 5.4% in the ASEAN region were all within their respective target ranges but below the maximum targets set for these measures. Growth of 9.8% in the Pearl River Delta was below the target range. This measure carried a 15% weighting, with a performance assessment of 54%, resulting in an overall scorecard outcome of 8.05%.
•
Revenue growth from international clients of 2.0% was below the full-year target range of 3.5 to 7.5%. This measure carried a 5% weighting and has not resulted in any payout.
•
The lower interest rate environment and challenging conditions, particularly in capital markets, impacted the US RoTE target, with the full-year RoTE of 1.8%, below the 2% to 4% target range for 2019. This measure carried a 5% weighting and has not resulted in any payout.
•
Customer service in RBWM in six out of eight scale markets was ranked in the top three, or improved from 2018. In CMB, four out of eight scale markets were within the top-three rankings. The GB&M customer engagement score was ahead of the competition, despite having decreased by 2 points since 2018. In GPB, the overall satisfaction score increased from a mean score of 7.6 out of 10 in 2018 to 8.0 in 2019. Initiatives for continual improvement of customer satisfaction remain a high priority. This measure carried a 5% weighting, with a performance assessment of 75% and a scorecard outcome of 3.75%.

Risk and compliance • Achieve and deliver sustainable global conduct outcomes and effective financial crime risk management • Effectively manage material operational risks
The assessment has been based on the management of financial crime risk, delivery of conduct outcomes and management of the Group’s operational risk profile.
There was a firm commitment to the compliance agenda and a strong tone from the top that contributed towards:
•
improvement in the management of financial crime risks through increased effectiveness of the financial crime risk management committees, proactive management of data quality, a more robust financial crime risk control environment and conduct outcomes across the Group;
•
the encouragement of a ‘speak up’ culture; and
•
the acceleration of the full adoption of the operational risk management framework across the first and second lines of defence to manage non-financial risk more effectively.
There was a slower pace of progress on operational risk matters in the first half of 2019 and this was reflected in the lower outcome assessed for John Flint.

Personal objectives • Strengthen the Group’s external relationships • Improve employee engagement • Improve diversity in senior management
•
Interactions with investors and regulators received positive feedback. They were described as professional, competent and embodying trust, respect and transparency.
•
Employer advocacy, as a measure of employee engagement, remained stable at 66%, although below the target of 69%. Efforts to improve engagement continue.
•
Female representation in senior leadership roles at 29.4% exceeded the target of 29%, and is on track towards the aspirational target of 30% female leaders in senior positions by 2020.

Group Chief Financial Officer (Ewen Stevenson)
Objectives	Performance
Strategic priorities • Turn around the US business • Improve Finance function support to global businesses through investment in digital capabilities • Simplify the organisation and deliver cost savings
•
The lower interest rate environment and challenging conditions, particularly in capital markets, impacted the US RoTE target, with the full-year RoTE of 1.8%, below the 2% to 4% 2019 target range. This measure carried a 5% weighting and has not resulted in any payout.
•
The deployment of Cloud technologies for regulatory liquidity reporting was executed to plan, with migration to Cloud infrastructure by the year-end. Full migration to Cloud technology for the Finance function has focused on three key areas: Finance operating model, people skills and regulatory engagement. This measure carried a 5% weighting and 75% performance outcome.
•
Simplification of the Finance function’s structure led to more effective management of the function. Finance launched a ‘Stop and Simplify’ campaign to implement initiatives, leading to greater efficiencies. Other initiatives continue to target enhanced employee engagement, skills development and advocacy. This measure carried a 10% weighting and was assessed as fully met.

Risk and compliance
•
Achieve and deliver sustainable global conduct outcomes and effective financial crime risk management
•
Effectively manage material operational risks
•
Deliver commitments to regulators, including the successful delivery of the Bank of England and other stress tests

•
The assessment has been based on the management of financial crime risk, delivery of conduct outcomes, management of the Group’s operational risk profile, delivery of stress tests and other commitments to the regulators.
•
Processes for monitoring and reporting conduct outcomes were enhanced and overseen by senior governance structures. No significant conduct issues, breaches or reportable events were identified. Internal review of conduct and controls, including governance, were rated as effective.
•
Progress is underway to embed the risk management framework to manage non-financial risks more effectively. There is robust stewardship of financial reporting risk across the Group with a strong tone from the top supported by senior governance forums.
•
Regulatory stress test updates were delivered on time and to the required standard, with regulator queries addressed in a timely manner.

Personal objectives • Strengthen the Group’s external relationships • Improve employee engagement • Improve diversity in senior management
•
The investor relations strategy was fulfilled, covering all key regions and strengthening the Group’s relationships with key stakeholders. Effective interactions helped to gain considerable traction with key regulators in core markets.
•
Employer advocacy, as a measure of employee engagement, remained stable at 66%, although below the target of 69%. Efforts to improve engagement continue.
•
Female representation in senior leadership roles in the Global Finance function at 29.6% exceeded the target of 29.2%, primarily due to the recruitment of women in key senior leadership roles. Sponsorship of the Global Disability Confidence Programme, female development programmes, parental transition coaching, and PRIDE (LBGTQ) sensitisation training all supported diversity and inclusion in the function.

Group Chief Risk Officer (Marc Moses)
Objectives	Performance
Strategic priorities • Turn around the US business • Improve customer satisfaction • Simplify the organisation and deliver cost savings
•
The lower interest rate environment and challenging conditions, particularly in capital markets has impacted the US RoTE target, with the full-year RoTE of 1.8%, below the 2% to 4% 2019 target range. This measure carried a 5% weighting and has not resulted in any payout.
•
The focus on customer satisfaction continued across markets, with improvements identified for action.
•
Targeted cost savings in the function were achieved through consolidation of work, simplification of structures and centres of excellence.

Risk and compliance
•
Achieve and deliver sustainable global conduct outcomes and effective financial crime risk management
•
Effectively manage material operational risks
•
Deliver commitments to regulators, including the successful delivery of the Bank of England and other stress tests
•
Successfully enhance model risk management

•
The assessment has been based on the management of financial crime risk, delivery of conduct outcomes, management of the Group’s operational risk profile, delivery of stress tests and other commitments to the regulators and model risk management.
•
The 2019 conduct agenda continued to drive forward by maintaining a strong tone from the top, fostering a ‘speak up’ culture and targeting ongoing monitoring.
•
The Group’s top non-financial risks remained broadly unchanged in 2019, with a focus on model risk and resilience risk stewardship. There was an increased focus to fully adopt the operational risk management framework and to manage non-financial risks more effectively.
•
Progress is underway to embed the operational risk management framework to manage non-financial risks more effectively, with robust stewardship of financial reporting risk across the Group and a strong tone from the top.
•
The 2019 annual cyclical scenario was successfully delivered to the PRA and the CCAR submission was delivered to the US Federal Reserve Board.
•
The enhancement of model risk management is underway through staff appointments, training and the delivery of the model ownership framework.

Personal objectives • Support innovation • Strengthen the Group’s external relationships • Improve employee engagement • Improve diversity in senior management
•
The education of Global Risk employees in innovation continues, with increasing deployment of Cloud technologies and Agile methodologies.
•
There were successful and regular interactions with stakeholders. Regulators repeatedly highlighted the excellence of financial risk management. The improvement of non-financial risk management remains a continued focus.
•
Employer advocacy, as a measure of employee engagement, remained stable at 66%, although below the target of 69%. Initiatives to improve engagement continue.
•
Female representation in senior leadership roles at 25.6% exceeded the target of 24%.

Disclosure of assessment of the LTI award

Assessment of the LTI award in respect of 2016 (granted in 2017)
Measures (with weighting)	Minimum (25% payout)	Target (50% payout)	Maximum (100% payout)	Actual	Assessment	Outcome
Average return on equity[1] (20.00%)	7.00%	8.50%	10.00%	8.33%	47.17%	9.43%
Cost efficiency (adjusted jaws) (20.00%)	Positive	1.50%	3.00%	3.10%	100.00%	20.00%
Relative total shareholder return[2] (20.00%)	At median of the peer group.	Straight-line vesting between minimum and maximum.	At upper quartile of the peer group.	Rank 5th	68.00%	13.60%
Global Standards including risk and compliance • Status of AML DPA (10.00%)	Not applicable	Not applicable	Met all commitments to achieve closure of the AML DPA and protect HSBC from further regulatory censure for financial crime compliance failings.	Met	100.00%	10.00%
• Achieve and sustain compliance with Global Financial Crime Compliance policies and procedures[3] (15.00%)	Performance assessed by the Committee based on a number of qualitative and quantitative inputs such as feedback from the Financial System Vulnerabilities Committee, Group Financial Crime Risk assessment against Financial Crime Compliance objectives, outcome of assurance and audit reviews, and achievement of the long-term Group objectives and priorities during the performance period.			75.00%	75.00%	11.25%
Strategy • International client revenues (Share of revenue supported by international network) (3.75%)	50.00%	51.00%	52.00%	53.00%	100.00%	3.75%
• Revenue synergies (Share of revenues supported by universal banking model) (3.75%)	22.00%	23.00%	24.00%	31.00%	100.00%	3.75%
• Employee[4] (Results of employee survey) (3.75%)	65.00%	67.00%	70.00%	58.00%	0.00%	0.00%
• Customer (Based on customer recommendation in home country markets) (3.75%)	Rank within top three in at least two of the four RBWM and CMB customer segments in home country markets.	Rank within top three in three of the four RBWM and CMB customer segments in home country markets.	Rank within top three in all four RBWM and CMB customer segments in home country markets.	Ranked within top three in two customer segments	25.00%	0.94%
Total[5]						72.72%

1	Significant items are excluded from the profit attributable to ordinary shareholders of the company for the purpose of computing adjusted return on equity.

2
The peer group for the 2016 award is: Australia and New Zealand Banking Group, Bank of America, Barclays, BNP Paribas, Citigroup, Credit Suisse Group, DBS Group Holdings, Deutsche Bank, J.P. Morgan Chase & Co., Lloyds Banking Group, Standard Chartered and UBS Group.

3
The performance outcome was reviewed and approved by the Group Risk Committee and the Financial System Vulnerabilities Committee. The performance assessment was based on qualitative and quantitative factors, which evidenced an improvement in financial crime risk-related audit outcomes, an overall reduction of residual risk for anti-money laundering and sanctions as assessed by our enterprise-wide risk assessment, improvement of financial crime risk control effectiveness during the performance period and strong financial crime governance.

4	Assessed based on results of the latest employee Snapshot survey question: ‘I am seeing the positive impact of our strategy’.

5	Assessment determined on a straight-line basis for performance between the minimum, target and maximum levels of performance set in this table.

Disclosure of performance conditions for long-term incentives

Performance conditions for LTI awards in respect of 2019
Measures	Minimum (25% payout)	Target (50% payout)	Maximum (100% payout)	Weighting %
RoTE (with CET1 underpin)[1,2]	10.0%	11.0%	12.0%	33.3
Relative TSR[3]	At median of the peer group	Straight-line vesting between minimum and maximum	At upper quartile of peer group	33.3
Customers	Performance will be assessed by the Committee taking into consideration: • customer satisfaction scores at the start and end of the three-year performance period for our global businesses in home and scale markets as per data provided by an independent third party on HSBC’s performance across our products and services; and • progress against customer objectives linked to our strategy over the next three years.			33.3

1
To be assessed based on RoTE in the 2022 financial year. The measure will also be subject to a CET1 underpin. If the CET1 ratio at the end of performance period is below the CET1 risk tolerance level set in the risk appetite statement, then the assessment for this measure will be reduced to nil.

2	Awards will vest on a straight-line basis for performance between the minimum, target and maximum levels of performance set in this table.

3
The peer group for the 2019 award is: Bank of America, Barclays, BNP Paribas, Citigroup, Credit Suisse Group, DBS Group Holdings, Deutsche Bank, J.P. Morgan Chase & Co., Lloyds Banking Group, Morgan Stanley, Standard Chartered and UBS Group.

Details of the performance measures and targets for the LTI award in respect of 2018 are set out on the following page.

Performance conditions for LTI awards in respect of 2018 (granted in 2019)
Measures	Minimum (25% payout)	Target (50% payout)	Maximum (100% payout)	Weighting %
Average RoTE (with CET1 underpin)[1]	10.0%	11.0%	12.0%	75.0
Employer advocacy[2]	65.0%	70.0%	75.0%	12.5
Environmental, social and governance rank[3]	Score to achieve an ‘average performer’ rating	Mid-point score between average and outperformer threshold scores	Score required to achieve an ‘outperformer’ rating	12.5
Total[4]				100.0

1	If the CET1 ratio at the end of performance period is below the CET1 risk tolerance level set in the risk appetite statement, then the assessment for this measure will be reduced to nil.

2	To be assessed based on results of the latest employee Snapshot survey question: ‘I would recommend this company as a great place to work’.

3
To be assessed based on results of the latest rating issued by Sustainalytics. In the event that Sustainalytics changes its approach to provide the ratings during the performance period, this may impact the assessment of the performance condition. To ensure that the performance targets/assessment approach achieves its original purpose (i.e. are no less or more difficult than when the original targets were set) the Committee retains the discretion to review and where appropriate modify the targets once further details on any updated Sustainalytics ratings approach is published.

4	Awards will vest on a straight-line basis for performance between the minimum, target and maximum levels of performance set in this table.

Disclosure of scheme interests awarded
The table below sets out the scheme interests awarded to Directors in 2019, as disclosed in the 2018 Directors’ remuneration report. No non-executive Directors received scheme interests during the financial year.

Scheme awards in 2019
(Audited)
	Type of interest awarded	Basis on which award made	Date of award	Face value awarded[1] £000	Percentage receivable for minimum performance	Number of shares awarded	End of performance period
Marc Moses	LTI deferred shares[2]	% of salary[3]	25 February 2019	2,859	25	458,567	31 December 2021
John Flint (stepped down on 5 August 2019)	LTI deferred shares[2]	% of salary[3]	25 February 2019	4,919	25	788,933	31 December 2021
Ewen Stevenson (appointed 1 January 2019)	Deferred shares	Replacement award (2018 performance period)[4]	28 May 2019	1,509	—	241,988	31 December 2018
	Deferred shares	Replacement award[5]	28 May 2019	561	—	84,397	31 December 2017
	Deferred shares	Replacement award[6]	28 May 2019	851	—	128,045	31 December 2018
	Deferred shares	Replacement award[7]	28 May 2019	2,083	—	313,608	31 December 2019
	Deferred shares	Replacement award[8]	28 May 2019	1,181	—	177,883	31 December 2020
Noel Quinn (appointed 5 August 2019)	Deferred shares[9]	Annual incentive	25 February 2019	877	—	140,585	31 December 2018
	Deferred cash[9]	Annual incentive	25 February 2019	684	—	N/A	31 December 2018

1
The face value of the award has been computed using HSBC's closing share price of £6.235 taken on 24 February 2019 for Marc Moses, John Flint, Noel Quinn and Ewen Stevenson's 2018 replacement award. Ewen Stevenson's other replacement awards were calculated using a closing share price of £6.643 taken on 30 November 2018.

2
LTI awards are subject to a three-year forward-looking performance period and vest in five equal annual instalments, subject to performance achieved. On vesting, awards will be subject to a one-year retention period. Awards are subject to malus during the vesting period and clawback for a maximum period of 10 years from the date of the award.

3
In line with regulatory requirements, scheme interests awarded during 2019 were not eligible for dividend equivalents. In accordance with the remuneration policy approved by shareholders at the 2016 AGM, the LTI award was determined at 320% of salary for John Flint and 319% of salary for Marc Moses and the number of shares to be granted was determined by taking into account a share price discounted based on HSBC’s expected dividend yield of 5% per annum for the vesting period (i.e. £4.867).

4
Deferred award made in lieu of a variable pay award Ewen Stevenson would have otherwise received from The Royal Bank of Scotland Group plc (‘RBS’) for the 2018 performance year. The award was determined based on the pre-grant assessment disclosed by RBS for the performance year 2018 long-term incentive awards. The deferred shares will vest in five equal annual instalments commencing from March 2022 and will be subject to a one-year retention period post vest. Awards will be subject to our malus and clawback policy and any future vesting adjustment that may be applied and disclosed by RBS in their Directors’ remuneration report (or that we have been made aware of by RBS).

5
Deferred award granted in lieu of awards granted by RBS in March 2015 and which were not subject to any further performance conditions at the time of forfeiture by RBS. The deferred shares will vest in March 2020 and will be subject to a six-month retention period.

6
Deferred awards granted in lieu of awards granted by RBS in March 2016 and adjusted for the performance outcome as disclosed in RBS’s Annual Report and Accounts 2018. The deferred shares will vest in two equal annual instalments in March 2020 and March 2021, and on vesting, the shares will be subject to a six-month retention period.

7
Deferred award granted in lieu of awards granted by RBS in March 2017. These awards will be subject to performance adjustment as applied and disclosed in RBS’s Annual Report and Accounts 2019. The deferred shares will vest in annual instalments between March 2021 and March 2024. On vesting, the shares will be subject to a six-month retention period.

8
Deferred award granted in lieu of awards granted by RBS in March 2018. These awards will be subject to any 'pre-vest performance test' assessed and disclosed by RBS in its Annual Report and Accounts 2020. The deferred shares will vest in equal annual instalments between March 2021 and March 2025. On vesting the shares will be subject to a one-year retention period.

9
Noel Quinn was not an executive Director at the date of these awards. These awards were part of his discretionary annual incentive award for performance achieved during the period to 31 December 2018. The awards will vest in five equal annual instalments between the third and seventh anniversary of the award date. On vesting, the deferred shares will be subject to a one-year retention period. As the deferred share awards are not eligible for dividend equivalents, the number of shares to be granted was determined by taking into account a share price discounted based on HSBC’s expected dividend yield of 5% per annum for the vesting period (i.e. £4.867).

Disclosure of directors' interest in share options

Shares
(Audited)
	Shareholding guidelines (% of salary)	Shareholding at 31 Dec 2019, or date stepped down from the Board, if earlier[2] (% of salary)	At 31 Dec 2019, or date stepped down from the Board, if earlier
				Scheme interests
			Share interests (number of shares)	Share options[3]	Shares awarded subject to deferral[1]
					without performance conditions[4]	with performance conditions[5]
Executive Directors
Noel Quinn (appointed 5 August 2019)	400%	210%	441,925	—	390,806	—
John Flint (stepped down on 5 August 2019)	400%	504%	1,060,599	5,505	372,335	788,933
Ewen Stevenson (appointed 1 January 2019)	300%	191%	233,972	—	945,921	—
Marc Moses	300%	1,450%	1,777,688	—	569,173	1,252,464
Group Managing Directors[6]	250%	n/a	n/a	n/a	n/a	n/a

1	The gross number of shares is disclosed. A portion of these shares will be sold at vesting to cover any income tax and social security that falls due at the time of vesting.

2	The value of the shareholding is calculated using an average of the daily closing share prices in the three months to 31 December 2019 (£5.896).

3	All share options are unexercised.

4
Includes Group Performance Share Plan ('GPSP') awards, which were made following an assessment of performance over the relevant period ending on 31 December before the grant date, but are subject to a five-year vesting period.

5
LTI awards granted in February 2017 are subject to the performance conditions as set out in the 'Determining executive Directors' performance' section on page 228. LTI awards granted in February 2018 are subject to the performance conditions as disclosed in the Annual Report and Accounts 2017. LTI awards granted in February 2019 are subject to the performance conditions as set out on page 233.

6
All Group Managing Directors are expected to meet their shareholding guidelines within five years of the date of their appointment. The shareholding guidelines for Group Managing Directors have been updated from 250,000 shares to 250% of reference salary from 1 January 2019 to align with the approach used for executive Directors.

Share options
(Audited)
	Date of award	Exercise price	Exercisable		At 1 Jan 2019	Granted in year	Exercised in year[1]	At 5 August 2019 (date stepped down)
		£	from	until
John Flint	21 Sep 18	5.4490	1 Nov 23	30 Apr 24	5,505	—	—	5,505
	22 Sep 15	4.0472	1 Nov 18	30 Apr 19	4,447	—	4,447	0

1	John Flint exercised 4,447 Sharesave options on 13 March 2019. The HSBC closing price on this date was

Disclosure of non-executive director compensation
The following table shows the total fees and benefits of non-executive Directors for 2019, together with comparative figures for 2018.

Fees and benefits
(Audited)		Fees[1]		Benefits[2]		Total
(£000)	Footnotes	2019	2018	2019	2018	2019	2018
Kathleen Casey	3	223	171	9	23	232	194
Henri de Castries		194	161	4	4	198	165
Laura Cha	4	298	255	—	13	298	268
Lord Evans of Weardale (retired on 12 April 2019)		55	200	24	2	79	202
Irene Lee	5	454	361	3	5	457	366
José Antonio Meade Kuribreña	6	157	—	2	—	159	—
Heidi Miller	7	625	573	2	9	627	582
David Nish		230	187	16	11	246	198
Sir Jonathan Symonds		638	653	21	1	659	654
Jackson Tai	8	398	228	57	47	455	275
Mark Tucker	9	1,500	1,500	231	97	1,731	1,597
Pauline van der Meer Mohr		265	239	8	17	273	256
Total		5,037	4,528	377	229	5,414	4,757
Total ($000)		6,425	6,039	481	305	6,906	6,344

1
The Director’s remuneration policy was approved at the 2019 AGM and the new fees became effective from 13 April 2019. Fees include a travel allowance of £4,000 for non-UK based non-executive Directors and for all non-executive Directors effective from 1 June 2019.

2
Benefits include taxable expenses such as accommodation, travel and subsistence relating to attendance at Board and other meetings at HSBC Holdings' registered office. Amounts disclosed have been grossed up using a tax rate of 45%, where relevant.

3	Reappointed as a member of the Financial System Vulnerabilities Committee on 12 April 2019.

4	Includes fees of £104,000 in 2019 (2018: £80,000) as a Director, Deputy Chairman and member of the Nomination Committee of The Hongkong and Shanghai Banking Corporation Limited.

5
Includes fees of £260,000 in 2019 (2018: £210,000) as a Director, Chair of the Remuneration Committee, and member of the Audit Committee and the Risk Committee of The Hongkong and Shanghai Banking Corporation Limited and as a Director, Chair of the Risk Committee and member of the Audit Committee of Hang Seng Bank Limited.

6	Appointed as a member of the Board and the Nomination & Corporate Governance Committee on 1 March 2019, and as a member of the Group Risk Committee on 1 June 2019.

7	Includes fees of £431,000 in 2019 (2018: £412,000) as Chair of HSBC North American Holdings Inc.

8	Appointed as a Chair of the Financial System Vulnerabilities Committee on 12 April 2019.

9	The Group Chairman’s benefits in 2019 included £13,020 in respect of life assurance and £19,126 in respect of healthcare insurance, as approved by the Group Remuneration Committee.
The shareholdings of persons who were non-executive Directors in 2019, including the shareholdings of their connected persons, at
31 December 2019, or date of cessation as a Director if earlier, are set out below. Non-executive Directors are expected to meet the shareholding guidelines within five years of the date of their appointment. All non-executive Directors who had been appointed for five years or more at 31 December 2019 met the guidelines.

Shares
	Shareholding guidelines (number of shares)	Share interests (number of shares)
Kathleen Casey	15,000	15,125
Laura Cha	15,000	16,200
Henri de Castries	15,000	19,251
Lord Evans of Weardale (retired on 12 April 2019)	15,000	12,892
Irene Lee	15,000	11,904
José Antonio Meade Kuribreña (appointed on 1 March 2019)	15,000	—
Heidi Miller	15,000	15,700
David Nish	15,000	50,000
Sir Jonathan Symonds	15,000	43,821
Jackson Tai	15,000	66,515
Mark Tucker	15,000	307,352
Pauline van der Meer Mohr	15,000	15,000

Compensation of Key Management Personnel
	2019	2018	2017
	$m	$m	$m
Short-term employee benefits	64	52	43
Other long-term employee benefits	8	6	5
Share-based payments	27	34	35
Year ended 31 Dec	99	92	83